FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of financial income and expenses [Abstract]
FINANCIAL INCOME AND EXPENSES
3.	FINANCIAL INCOME AND EXPENSES

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Financial income:
Non-cash financial income	1,388	2,390	2,270
Interest income	736	808	877

	2,124	3,198	3,147

Financial expense:
Interest on finance leases	(39)	(42)	(55)
Cash interest on exchangeable notes	(4,352)	(4,600)	(4,600)
Non-cash interest on exchangeable notes (Note 24)	(689)	(723)	(718)
Interest on deferred consideration and licence fee	-	(40)	(66)

	(5,080)	(5,405)	(5,439)
Net Financing Expense	(2,956)	(2,207)	(2,292)

Exchangeable note interest expense and non-cash financial income and expense relate to the exchangeable senior notes issued in 2015. For further information, refer to Note 24. Interest expense in 2016 does not include US$5,000 that has been stated in Note 10 in respect of the discontinued operations in Fiomi.